STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Kentucky First Federal [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 52,977	$ 52,768
Tier 1 risk-based capital, Common Equity Actual Ratio	31.40%	31.90%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 7,597	$ 7,443
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 0	$ 0
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	0.00%	0.00%
Tier 1 core capital, Actual Amount	$ 52,977	$ 52,768
Tier 1 core capital, Actual Ratio	31.40%	31.90%
Tier 1 core capital, For capital adequacy purposes Amount	$ 10,129	$ 9,923
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%	6.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%	0.00%
Total risk-based capital, Actual Amount	$ 54,512	$ 54,386
Total risk-based capital, Actual Ratio	32.30%	32.90%
Total risk-based capital, For capital adequacy purposes Amount	$ 13,506	$ 13,231
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 0	$ 0
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%	0.00%
Tier 1 risk-based capital, Actual Amount	$ 52,977	$ 52,768
Tier 1 risk-based capital, Actual Ratio	19.00%	18.70%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 11,183	$ 11,312
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 0	$ 0
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%	0.00%
First Federal of Hazard [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 18,035	$ 16,478
Tier 1 risk-based capital, Common Equity Actual Ratio	50.10%	43.80%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 1,618	$ 1,694
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 2,338	$ 2,447
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	6.50%	6.50%
Tier 1 core capital, Actual Amount	$ 18,035	$ 16,478
Tier 1 core capital, Actual Ratio	50.10%	43.80%
Tier 1 core capital, For capital adequacy purposes Amount	$ 2,158	$ 2,259
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%	6.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	$ 2,877	$ 3,012
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	8.00%	8.00%
Total risk-based capital, Actual Amount	$ 18,486	$ 16,950
Total risk-based capital, Actual Ratio	51.40%	45.00%
Total risk-based capital, For capital adequacy purposes Amount	$ 2,877	$ 3,012
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 3,597	$ 3,765
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	$ 18,035	$ 16,478
Tier 1 risk-based capital, Actual Ratio	24.70%	21.80%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 2,927	$ 3,023
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 3,658	$ 3,779
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
First Federal Of Kentucky [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 30,448	$ 32,104
Tier 1 risk-based capital, Common Equity Actual Ratio	22.80%	25.10%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 6,016	$ 5,763
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 8,689	$ 8,324
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	6.50%	6.50%
Tier 1 core capital, Actual Amount	$ 30,448	$ 32,104
Tier 1 core capital, Actual Ratio	22.80%	25.10%
Tier 1 core capital, For capital adequacy purposes Amount	$ 8,021	$ 7,684
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%	6.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	$ 10,694	$ 10,245
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	8.00%	8.00%
Total risk-based capital, Actual Amount	$ 31,412	$ 33,101
Total risk-based capital, Actual Ratio	23.50%	25.90%
Total risk-based capital, For capital adequacy purposes Amount	$ 10,694	$ 10,245
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 13,368	$ 12,806
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	$ 30,448	$ 32,104
Tier 1 risk-based capital, Actual Ratio	14.20%	14.90%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 8,584	$ 8,645
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 10,730	$ 10,807
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%